Business Developments	6 Months Ended
Sep. 30, 2025
Business Combination [Abstract]
Business Developments	BUSINESS DEVELOPMENTS
Acquisition of Link Administration Holdings Limited
On May 16, 2024, Mitsubishi UFJ Trust and Banking acquired 100% of the shares of Link Administration Holdings Limited for ¥113,524 million in cash. The new name of the company is MUFG Pension & Market Services Holdings Limited (“MPMS”).
The global pension and stock administration services will be provided under the new brand name “MUFG Pension & Market Services” driving MUFG to further accelerate its global business expansion via access to Australian funds and global corporate clients, facilitating the Global Investor Services Business to offer a broad range of solutions, allowing it to strengthen its global reach, develop growth opportunities, and expand its business scale.
The assets acquired and liabilities assumed were recorded at their fair values on the acquisition date. During the six months ended September 30, 2024, the MUFG Group incurred ¥3,856 million of acquisition-related costs. These expenses are included in Other non-interest expenses in the accompanying condensed consolidated statements of income for the six months ended September 30, 2024. The total assets and liabilities of the acquired business were ¥153,019 million, including cash and bank deposits of ¥21,586 million and intangible assets of ¥67,283 million which consist of software and customer relationships, and ¥188,316 million, including long-term borrowings of ¥118,441 million, respectively. The goodwill resulting from the acquisition was ¥149,782 million, which was not deductible for income tax purposes, and was allocated to the Asset Management & Investor Services Business Group Segment. The intangible assets resulting from the acquisition primarily relate to customer relationships of ¥45,141 million with a weighted average amortization period of 17.8 years. The revenue and net loss of MPMS since the acquisition date were ¥13,354 million and ¥114 million, respectively, for the six months ended September 30, 2024.
Pro forma statements of income
The following unaudited pro forma statements of income present the results of income as if the acquisition of MPMS had occurred on April 1, 2024:

Six months ended September 30,
2024
(in millions)
Statements of income data
Total revenue	¥58,886
Net income attributable to Mitsubishi UFJ Financial Group	¥4,678
The unaudited pro forma statements of income include the pro forma adjustments to reflect the impact of amortizing certain acquisition accounting adjustments relating to intangible assets subject to amortization of ¥1,271 million for the six months ended September 30, 2024.
Acquisition of WealthNavi Inc.
On December 2, 2024, MUFG Bank commenced a tender offer to acquire all of the remaining outstanding shares of WealthNavi Inc. (“WealthNavi”), a Japan-based online asset management service provider. Before the offer, MUFG Bank held 15.13% shares of WealthNavi which was accounted for using the equity method of accounting. The offer was open through January 20, 2025, and MUFG Bank paid ¥90,026 million in cash on January 27, 2025, to acquire the shares of WealthNavi. Subsequently, MUFG Bank carried out a squeeze-out process on March 6, 2025, and WealthNavi became a wholly owned subsidiary of MUFG Bank. The cash payment of ¥8,809 million for the shares acquired in the squeeze-out process was completed in April 2025.
Through this transaction, MUFG Bank intends to seek to enhance solutions for the long-term financial needs of customers by achieving synergies with WealthNavi such as (i) acceleration of development of a more comprehensive asset management advisory platform and further enrichment of user interface and experience, (ii) expansion of asset management capabilities and wider name recognition under the MUFG brand, (iii) strengthening of the online securities business with WealthNavi and Mitsubishi UFJ eSmart Securities Co., Ltd. complementing each other’s expertise and strengths, and (iv) utilization, where appropriate, of the methods and expertise of WealthNavi in business development and expansion management.
The assets acquired and liabilities assumed were recorded at their fair values on the acquisition date. The total assets and total liabilities of the acquired business were ¥88,038 million, including cash and bank deposits of ¥34,424 million, and ¥43,294 million, including other liabilities of ¥33,722 million, respectively. The MUFG Group incurred ¥451 million of acquisition-related costs. The goodwill resulting from the acquisition was ¥63,730 million, which was not deductible for income tax purposes, and was allocated to the Retail & Digital Business Group Segment. The intangible assets resulting from the acquisition were ¥22,869 million of customer relationship with a weighted average amortization period of 9.0 years. The equity method interest in WealthNavi held by MUFG Bank immediately before the acquisition date was remeasured to a fair value of ¥9,638 million based on the quoted market price, resulting in a loss of ¥6,035 million which is included in Other non-interest income in the accompanying consolidated statements of income for the fiscal year ended March 31, 2025. For detailed information regarding the profit and loss, please refer to our annual report on Form 20-F for the fiscal year ended March 31, 2025.

Pro forma statements of income
The following unaudited pro forma statements of income present the results of income as if the acquisition of WealthNavi had occurred on April 1, 2024:

Six months ended September 30,
2024
(in millions)
Statements of income data
Total revenue	¥5,226
Net loss attributable to Mitsubishi UFJ Financial Group	¥(781)
The unaudited pro forma statements of income include the pro forma adjustments to reflect the impact of amortizing certain acquisition accounting adjustments relating to intangible assets subject to amortization of ¥1,271 million for the six months ended September 30, 2024.
Acquisition of TIDLOR Holdings Public Company Limited
On June 11, 2024, the Extraordinary General Meeting of Ngern Tid Lor Public Company Limited (“NTL”), which was an equity method investee of Krungsri, approved the plan to restructure the shareholding and management structure of NTL. NTL provides loan and hire-purchase agreements for all types of vehicles, and acts as both a non-life and life insurance broker. The shareholding and management restructuring plan included the offering of newly issued shares by Tidlor Holdings Public Company Limited (“TIDLOR”). NTL arranged for TIDLOR to make a tender offer to purchase all of NTL’s securities from NTL’s shareholders by issuing and offering newly issued ordinary shares of TIDLOR in exchange for NTL’s existing ordinary shares. The securities swap ratio equaled 1 ordinary share of NTL for 1 new ordinary share of TIDLOR. In May 2025, Krungsri received 874,078,998 ordinary shares of TIDLOR.
On August 13, 2025, Krungsri completed the share purchase and transfer of 472,914,456 shares of TIDLOR at the amount of ¥37,281 million in cash from Siam Asia Credit Access Pte. Ltd., representing 16.33% of total issued ordinary shares in TIDLOR. This results in an increase of Krungsri's shareholding to 46.51%. However, Krungsri has the power to participate in management and control over TIDLOR. Accordingly, TIDLOR was changed from an equity method investee to a consolidated subsidiary.
Through this transaction, Krungsri aims to leverage TIDLOR's consistently strong and agile management to introduce innovative products and services that positively impact Thailand's underserved segment, particularly among retail and small-and-medium-sized customers. As a market leader, TIDLOR has demonstrated its ability to serve the diverse needs of customers and provide a better customer experience.
The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date. These fair value estimates are considered provisional and are subject to change pending the receipt of additional information in relation to closing date fair values, but not to exceed a period of one year after the closing date of the acquisition. The total assets and total liabilities of the acquired business were ¥517,019 million, including net loans of ¥455,667 million, and ¥364,252 million, including long-term debt of ¥342,840 million, respectively. The fair value of the noncontrolling interests was ¥125,997 million. The equity method interest in TIDLOR held by Krungsri immediately before the acquisition date was remeasured to a fair value of ¥70,304 million based on the quoted market price, resulting in a gain of ¥12,568 million which is included in Other non-interest income in the accompanying condensed consolidated statements of income for the six months ended September 30, 2025. The goodwill resulting from the acquisition was ¥80,815 million, which was not deductible for income tax purposes, and was allocated to the Global Commercial Banking Business Group Segment. The revenue and net income of TIDLOR since the acquisition date were ¥14,776 million and ¥1,550 million, respectively, for the six months ended September 30, 2025. The acquired loans of TIDLOR, other than those purchased with credit deterioration, had a fair value of ¥321,715 million at the acquisition date, with unpaid principal balances of ¥329,474 million. At the acquisition date, the MUFG Group estimated these loans’ contractual cash flows expected not to be collected were ¥7,759 million for TIDLOR.
During the fiscal year ended March 31, 2025, the MUFG Group incurred ¥151 million of acquisition-related costs.

Pro forma statements of income
The following unaudited pro forma statements of income present the results of income as if the acquisition of TIDLOR had occurred on April 1, 2024:

	Six months ended September 30,
	2024	2025
	(in millions)
Statements of income data
Total revenue	¥47,289	¥52,107
Net income attributable to Mitsubishi UFJ Financial Group	¥3,177	¥4,316